Financial risk management objectives and policies - Schedule of Unrealized Losses in Fair Value of Cash Flow Hedges in Other Comprehensive Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Apr. 03, 2022	Mar. 28, 2021	Mar. 29, 2020
Disclosure of detailed information about hedges [line items]
Net loss	$ 8.7	$ (1.2)	$ (2.4)
Foreign exchange risk | Operating hedge program | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Net loss	(4.5)	(0.3)	(3.7)
Tax (expense) recovery on forward foreign exchange contracts designated as cash flow hedges	$ (0.1)	$ (1.1)	$ 1.1